Concentration, Geographic&Segment Reporting	6 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
CONCENTRATION, GEOGRAPHIC&SEGMENT REPORTING

11 — CONCENTRATION, GEOGRAPHIC&SEGMENT REPORTING

The Company operates in one segment and in China.

For the six-months period ended September 30, 2017, the Company has generated revenues from three customers representing 13.3%, 11.1%, and 11.1% of total revenues; with each these customers representing 13.0%, 11.1%, and 11.1% of total accounts receivable at September 30, 2017, respectively. In addition to the three customers above, the Company has two other customers representing 10.2% and 13.8% of total accounts receivable at September 30, 2017, respectively. For the six-months period ended September 30, 2016, the Company has generated revenues from five customers representing 22.7%, 21.8%, 19.1%, 14.5% and 11.5% of total revenues; with each these customers representing 30.0%, 27.0%, 24.0%, and 13.1% of total accounts receivable at September 30, 2016, respectively.